UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

Abacus FCF ETF Trust
(Exact name of registrant as specified in charter)

2101 Park Center Drive, Suite 250

Orlando, FL 32835

(Address of principal executive offices) (Zip code)

Derin Cohen

2101 Park Center Drive, Suite 250

Orlando, FL 32835

(Name and address of agent for service)

1-212-217-2597

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)

Abacus FCF Leaders ETF
ABFL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$56	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 12.65% (NAV) and 12.56% (Market) and its benchmark returned 15.68%. On a benchmark relative basis, the best active contributors were Communication Services and Large Growth stocks. The main active detractors were Information Technology and Large Blend stocks. ABFL owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABFL was 4.17% compared to 3.32% for the benchmark.

Top Contributors
↑	AppLovin Corp. Ordinary Shares – Class A

Top Detractors
↓	Adobe, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Leaders ETF	PAGE 1	TSR-AR-89628W302

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
Abacus FCF Leaders ETF NAV	12.65	14.75	14.22
Russell 3000 Total Return	15.68	15.19	14.28
Visit https://abacusfcf.com/abfl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$720,810,996
Number of Holdings	63
Net Advisory Fee	$3,242,383
Portfolio Turnover	98%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%
Visit https://abacusfcf.com/abfl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.7%
ROBLOX Corp.	3.4%
AbbVie, Inc.	3.3%
Mastercard, Inc.	3.3%
Booking Holdings, Inc.	3.1%
Vertiv Holdings Co.	2.7%
Gilead Sciences, Inc.	2.6%
Autodesk, Inc.	2.6%
Amgen, Inc.	2.6%
Spotify Technology SA	2.5%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abfl/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Leaders ETF (formerly FCF US Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Abacus FCF Leaders ETF	PAGE 2	TSR-AR-89628W302

Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.49%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abfl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Leaders ETF	PAGE 3	TSR-AR-89628W302

Abacus FCF International Leaders ETF
ABLG (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$57	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 1.38% (NAV) and 1.11% (Market) and its benchmark returned 14.73%. On a benchmark relative basis, the best active contributors were Consumer Discretionary stocks, Mid Blend stocks and exposure to Japan. The main active detractors were  Financials stocks, Large Blend stocks and exposure to United States. ABLG owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLG was 5.97% compared to the benchmark’s 4.45%.

Top Contributors
↑	NetEase, Inc. ADR

Top Detractors
↓	Novo Nordisk AS Class B
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF International Leaders ETF	PAGE 1	TSR-AR-89628W401

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
Abacus FCF International Leaders ETF NAV	1.38	6.12	4.72
MSCI AC WORLD INDEX ex USA Net (USD)	14.73	9.11	6.50
Visit https://abacusfcf.com/ablg/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$31,684,427
Number of Holdings	58
Net Advisory Fee	$427,572
Portfolio Turnover	143%
30-Day SEC Yield	1.88%
30-Day SEC Yield Unsubsidized	1.88%
Visit https://abacusfcf.com/ablg/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	34.3%
Novartis AG	4.8%
Roche Holding AG	3.6%
Advantest Corp.	3.1%
PDD Holdings, Inc.	3.1%
AstraZeneca PLC	3.0%
Accenture PLC	3.0%
ASML Holding NV	2.9%
Safran SA	2.9%
Infosys Ltd.	2.7%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/ablg/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF International Leaders ETF (formerly FCF International Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Abacus FCF International Leaders ETF	PAGE 2	TSR-AR-89628W401

Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.54%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/ablg/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF International Leaders ETF	PAGE 3	TSR-AR-89628W401

Abacus Flexible Bond Leaders ETF
ABXB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred since August 1, 2024.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$68	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 5.95% (NAV) and 5.81% (Market) and its benchmark returned 3.38%. On a benchmark relative basis, the best active contributor was iShares Broad USD High Yield Corp Bd ETF with an active return of 0.61%. The main active detractor was iShares International Treasury Bond ETF with an active return of -0.57%. The Fund seeks current income and capital preservation by dynamically allocating across diverse fixed income categories using a trend-following approach that can move to U.S. Treasury bills during unfavorable market conditions, creating intermediate core bond plus exposure seeking downside protection.

Top Contributors
↑	iShares Broad USD High Yield Corp. Bd ETF

Top Detractors
↓	iShares International Treasury Bond ETF
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus Flexible Bond Leaders ETF	PAGE 1	TSR-AR-89628W609

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Abacus Flexible Bond Leaders ETF NAV[1]	5.95	0.77
Bloomberg US Aggregate Bond Index	3.38	-1.02
Abacus Flexible Bond Leaders Index[1]	1.75	2.90
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.
Visit https://abacusfcf.com/abxb/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,435,770
Number of Holdings	6
Net Advisory Fee	$86,942
Portfolio Turnover	459%
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.62%
Visit https://abacusfcf.com/abxb/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
iShares J.P. Morgan USD Emerging Markets Bond ETF	20.2%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
iShares 0-5 Year High Yield Corporate Bond ETF	19.8%
Invesco Senior Loan ETF	19.8%
iShares International Treasury Bond ETF	19.5%
Mount Vernon Liquid Assets Portfolio, LLC	19.3%
Security Type Breakdown (% of net assets)

Exchange Traded Funds
99.2%
Investments Purchased with Proceeds from Securities Lending
19.3%
Cash & Other
-18.5%

Abacus Flexible Bond Leaders ETF	PAGE 2	TSR-AR-89628W609

CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abxb/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
Changes to Fund’s Investment Objective or Goals:
Effective June 6, 2025, the Fund changed its objective to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (formerly, Abacus Tactical High Yield Index) (the “Underlying Index”).
Changes to the Fund’s Principal Investment Strategy:
Effective June 6, 2025, the Underlying Index implemented a change to its rules-based methodology, which resulted in corresponding changes to the Fund’s principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Fund transitioned from a tactical high yield bond strategy, which previously allocated between high yield bond ETFs and intermediate U.S.  Treasury ETFs, to a tactical intermediate core-plus bond strategy that employs a trend-following system. In addition, effective August 5, 2025, the Fund changed its 80% investment policy to the following: The Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus Tactical High Yield ETF (formerly Donoghue Forlines Tactical High Yield ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.). Effective June 6, 2025, the Fund’s name changed to Abacus Flexible Bond Leaders ETF in connection with the Repositioning.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abxb/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus Flexible Bond Leaders ETF	PAGE 3	TSR-AR-89628W609

Abacus FCF Innovation Leaders ETF
ABOT (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2024, to July 31, 2025.  You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$72	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 24.11% (NAV) and 24.09% (Market) and its style-specific benchmark returned 23.85%. On a benchmark relative basis, the best active contributors were Consumer Staples and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks.  ABOT owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABOT was 4.03% compared to the benchmark’s 2.52%.

Top Contributors
↑	NVIDIA Corp.

Top Detractors
↓	Adobe, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Innovation Leaders ETF	PAGE 1	TSR-AR-89628W500

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Abacus FCF Innovation Leaders ETF NAV	24.11	11.69
S&P 500 TR	16.33	14.02
Russell 1000 Growth Total Return	23.85	15.42
Abacus FCF Innovation Leaders Index	24.58	13.06
Visit https://abacusfcf.com/abot/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$6,744,967
Number of Holdings	51
Net Advisory Fee	$123,528
Portfolio Turnover	79%
30-Day SEC Yield	0.35%
30-Day SEC Yield Unsubsidized	0.15%
Visit https://abacusfcf.com/abot/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	16.1%
NVIDIA Corp.	6.5%
Apple, Inc.	4.9%
AbbVie, Inc.	3.6%
Alphabet, Inc.	3.3%
ROBLOX Corp.	3.3%
Autodesk, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Adobe, Inc.	2.6%
Intuit, Inc.	2.5%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at  https://abacusfcf.com/abot/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Abacus FCF Innovation Leaders ETF	PAGE 2	TSR-AR-89628W500

Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abot/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Innovation Leaders ETF	PAGE 3	TSR-AR-89628W500

Abacus FCF Real Assets Leaders ETF
ABLD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2024, to July 31, 2025. You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$51	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 0.14% (NAV) and 0.10% (Market) and its style-specific benchmark returned 7.64%. On a benchmark relative basis, the best active contributors were Health Care and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks. ABLD  owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLD  was 7.99% compared to the benchmark’s 4.38%.

Top Contributors
↑	MPLX LP Partnership Units

Top Detractors
↓	Innovative Industrial Properties, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Real Assets Leaders ETF	PAGE 1	TSR-AR-89628W708

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Abacus FCF Real Assets Leaders ETF NAV	0.14	10.96
S&P 500 TR	16.33	10.44
S&P Real Assets Equity Index (Net TR)	7.64	2.70
Abacus FCF Real Assets Leaders Index	0.14	10.63
Visit https://abacusfcf.com/abld/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$56,646,657
Number of Holdings	53
Net Advisory Fee	$178,607
Portfolio Turnover	101%
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.33%
Visit https://abacusfcf.com/abld/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	16.4%
Shell PLC	5.9%
Honeywell International, Inc.	4.6%
MPLX LP	4.5%
Cheniere Energy Partners LP	4.3%
Emerson Electric Co.	4.1%
Vinci SA	3.7%
Plains All American Pipeline LP	3.5%
Gaming and Leisure Properties, Inc.	3.4%
Public Storage	3.2%
Sector Breakdown (% of net assets)
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abld/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Abacus FCF Real Assets Leaders ETF	PAGE 2	TSR-AR-89628W708

Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abld/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Real Assets Leaders ETF	PAGE 3	TSR-AR-89628W708

Abacus FCF Small Cap Leaders ETF
ABLS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2025
This annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of February 18, 2025, to July 31, 2025. You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Abacus FCF Small Cap Leaders ETF	$17	0.39%
1	Annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period from February 18, 2025 (commencement of operations) through July 31, 2025, the Fund returned -7.77% (NAV) and -7.76% (Market) and its style-specific benchmark returned -2.81%. On a benchmark relative basis, the best active contributors were Consumer Staples and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks.  ABLS owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLS was 7.71% compared to the benchmark’s 1.98%.

Top Contributors
↑	GMS, Inc.

Top Detractors
↓	Sylvamo Corp. Ordinary Shares
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Abacus FCF Small Cap Leaders ETF	PAGE 1	TSR-AR-89628W880

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/18/2021)[1]
Abacus FCF Small Cap Leaders ETF NAV	-5.06	4.69
S&P 500 TR	16.33	13.33
Russell 2000 Total Return Index	-0.55	0.79
Abacus FCF Small Cap Leaders Index[2]	-6.80	5.61[2]
1	On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Fund’s investment adviser, Abacus FCF Advisors LLC, since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.
Visit https://abacusfcf.com/abls/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$1,162,185
Number of Holdings	51
Net Advisory Fee	$1,943
Portfolio Turnover	83%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.51%
Visit https://abacusfcf.com/abls/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
Applied Industrial Technologies, Inc.	3.6%
GMS, Inc.	3.4%
PJT Partners, Inc.	3.3%
Artisan Partners Asset Management, Inc.	3.1%
CommVault Systems, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.7%
Watts Water Technologies, Inc.	2.7%
MRC Global, Inc.	2.4%
Tenable Holdings, Inc.	2.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abls/.
Abacus FCF Small Cap Leaders ETF	PAGE 2	TSR-AR-89628W880

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Small Cap Leaders ETF	PAGE 3	TSR-AR-89628W880

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of the Abacus FCF ETF Trust has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Abacus FCF Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$13,100	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF International Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$15,100	$14,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Abacus Flexible Bond Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$13,100	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Innovation Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$13,100	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Real Assets Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$13,100	$12,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Abacus FCF Small Cap Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
(a) Audit Fees	$13,100	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Abacus FCF Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF International Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus Flexible Bond Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Innovation Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Real Assets Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Abacus FCF Small Cap Leaders ETF

	FYE 07/31/2025	FYE 07/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Abacus FCF Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF International Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus Flexible Bond Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Innovation Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Real Assets Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

Abacus FCF Small Cap Leaders ETF

Non-Audit Related Fees	FYE 07/31/2025	FYE 07/31/2024
Registrant	-	N/A
Registrant’s Investment Adviser	-	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David Kelly and Stephen Posner.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Abacus FCF ETF Trust
Abacus FCF Leaders ETF (ABFL)
Abacus FCF International Leaders ETF (ABLG)
Abacus Flexible Bond Leaders ETF (ABXB)
Abacus FCF Innovation Leaders ETF (ABOT)
Abacus FCF Real Assets Leaders ETF (ABLD)
Abacus FCF Small Cap Leaders ETF (ABLS)
Annual Financial Statements and Additional Information
July 31, 2025

ABACUS FCF LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 98.8%
Communications - 24.4%
Airbnb, Inc. - Class A(a)	133,645	$17,695,935
AppLovin Corp. - Class A(a)	29,121	11,377,575
Booking Holdings, Inc.	4,023	22,142,833
DoorDash, Inc. - Class A(a)(b)	71,605	17,919,151
Electronic Arts, Inc.	92,108	14,045,549
Expedia Group, Inc.	68,902	12,417,518
GoDaddy, Inc. - Class A(a)	75,498	12,198,967
Maplebear, Inc.(a)(b)	138,354	6,636,841
Match Group, Inc.	139,302	4,773,880
ROBLOX Corp. - Class A(a)(b)	179,742	24,766,650
Spotify Technology SA(a)(b)	29,024	18,184,697
VeriSign, Inc.	49,825	13,396,448
		175,556,044
Consumer Discretionary - 1.4%
Home Depot, Inc.	16,082	5,910,296
Pool Corp.(b)	14,574	4,490,832
		10,401,128
Consumer Staples - 5.3%
Colgate-Palmolive Co.	204,022	17,107,245
Kimberly-Clark Corp.	24,484	3,051,196
Philip Morris International, Inc.	110,032	18,050,749
		38,209,190
Financials - 5.6%
Fair Isaac Corp.(a)	9,359	13,446,263
Mastercard, Inc. - Class A	41,513	23,515,869
MSCI, Inc.	6,379	3,580,915
		40,543,047
Health Care - 15.5%
AbbVie, Inc.	124,468	23,526,941
Amgen, Inc.	63,013	18,595,136
Bristol-Myers Squibb Co.	370,780	16,058,482
DaVita, Inc.(a)(b)	40,110	5,630,241
Exelixis, Inc.(a)	144,913	5,248,749
Gilead Sciences, Inc.	167,438	18,801,613
Illumina, Inc.(a)(b)	84,116	8,639,554
Lantheus Holdings, Inc.(a)(b)	28,596	2,035,749
Medpace Holdings, Inc.(a)	16,992	7,258,983
Merck & Co., Inc.	72,524	5,665,575
		111,461,023

The accompanying notes are an integral part of these financial statements.

1

ABACUS FCF LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 8.5%
Argan, Inc.	45,351	$11,110,088
Automatic Data Processing, Inc.	38,637	11,958,152
H&R Block, Inc.	76,430	4,153,206
Rollins, Inc.	179,615	10,286,551
Sterling Infrastructure, Inc.(a)(b)	16,134	4,317,297
Vertiv Holdings Co. - Class A	135,166	19,680,170
		61,505,464
Materials - 0.8%
Crown Holdings, Inc.	61,845	6,144,919
Technology - 37.3%(c)
Accenture PLC - Class A	13,474	3,598,905
Adobe, Inc.(a)	47,211	16,886,903
Apple, Inc.	80,513	16,712,083
Atlassian Corp. - Class A(a)	87,682	16,815,654
Autodesk, Inc.(a)	61,477	18,634,293
Broadcom, Inc.	27,174	7,981,004
CommVault Systems, Inc.(a)	23,626	4,487,759
Dropbox, Inc. - Class A(a)	105,328	2,861,762
Duolingo, Inc.(a)	7,588	2,629,621
Elastic NV(a)	35,668	2,985,412
Fortinet, Inc.(a)	69,175	6,910,583
Gartner, Inc.(a)	37,429	12,675,331
HubSpot, Inc.(a)	11,881	6,173,962
International Business Machines Corp.	58,349	14,771,049
Intuit, Inc.	19,944	15,658,633
Manhattan Associates, Inc.(a)(b)	33,918	7,450,428
Motorola Solutions, Inc.	34,091	14,965,267
Nutanix, Inc. - Class A(a)	157,743	11,857,541
Palo Alto Networks, Inc.(a)(b)	93,727	16,271,007
Pegasystems, Inc.	90,824	5,332,277
Pure Storage, Inc. - Class A(a)	173,425	10,322,256
ServiceNow, Inc.(a)	16,124	15,206,867
Snowflake, Inc. - Class A(a)(b)	37,640	8,412,540
Ubiquiti, Inc.(b)	33,788	14,713,660
Zscaler, Inc.(a)	50,068	14,297,418
		268,612,215
TOTAL COMMON STOCKS (Cost $642,558,908)		712,433,030

The accompanying notes are an integral part of these financial statements.

2

ABACUS FCF LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 7.7%
Investments Purchased with Proceeds from Securities Lending - 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	55,204,224	$55,204,224
TOTAL SHORT-TERM INVESTMENTS (Cost $55,204,224)		55,204,224
TOTAL INVESTMENTS - 106.5% (Cost $697,763,132)		$767,637,254
Money Market Deposit Account - 1.1%(e)		8,054,877
Liabilities in Excess of Other Assets - (7.6)%		(54,881,135)
TOTAL NET ASSETS - 100.0%		$720,810,996

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $53,404,397, which represented 7.4% of net assets.
(c)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

3

ABACUS FCF INTERNATIONAL LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Communications - 3.5%
Capcom Co. Ltd. - ADR(a)	25,475	$327,608
NetEase, Inc. - ADR(a)	5,902	769,031
		1,096,639
Consumer Discretionary - 11.4%
Atour Lifestyle Holdings Ltd. - ADR	10,029	339,181
H World Group Ltd. - ADR(a)	18,536	578,694
InterContinental Hotels Group PLC	3,316	383,801
On Holding AG - Class A(b)	7,786	378,166
OPAP SA	8,339	187,094
PDD Holdings, Inc. - ADR(b)	8,601	975,783
Sea Ltd. - ADR(b)	4,995	782,467
		3,625,186
Consumer Staples - 6.2%
Ambev SA - ADR(a)	261,265	569,558
Oddity Tech Ltd. - Class A(a)(b)	3,927	275,165
Reckitt Benckiser Group PLC - ADR	38,052	574,585
Unilever PLC - ADR(a)	9,386	548,424
		1,967,732
Financials - 11.3%
Admiral Group PLC - ADR(a)	13,515	619,257
Adyen NV - ADR(b)	39,329	676,459
Computershare Ltd. - ADR	21,877	590,242
Experian PLC - ADR(a)	9,919	524,318
Kaspi.KZ JSC - ADR	8,990	709,311
Qfin Holdings, Inc. - ADR	13,622	467,643
		3,587,230
Health Care - 14.7%
Alkermes PLC(b)	14,304	378,913
AstraZeneca PLC - ADR	12,963	947,466
Jazz Pharmaceuticals PLC(b)	3,514	402,810
Novartis AG	4,000	463,847
Novartis AG - ADR(a)	9,431	1,072,682
Roche Holding AG - ADR(a)	29,607	1,152,009
Sonova Holding AG - ADR	4,167	226,643
		4,644,370
Industrials - 17.3%
Atlas Copco AB - ADR	36,331	488,652
BAE Systems PLC - ADR(a)	3,345	319,832
RELX PLC - ADR	14,764	766,104
RELX PLC	181	9,408
Rheinmetall AG - ADR	1,111	438,823

The accompanying notes are an integral part of these financial statements.

4

ABACUS FCF INTERNATIONAL LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Rolls-Royce Holdings PLC - ADR	27,139	$382,931
Safran SA - ADR	10,967	903,900
TE Connectivity PLC	3,205	659,429
Technip Energies NV - ADR	12,149	529,088
Techtronic Industries Co. Ltd. - ADR	6,268	374,952
Thales SA - ADR	5,481	294,275
Wolters Kluwer NV - ADR	2,120	329,681
		5,497,075
Materials - 0.0%(c)
Evraz PLC(b)(d)	49,526	0
Technology - 34.9%(e)
Accenture PLC - Class A	3,505	936,185
Advantest Corp. - ADR(a)	14,638	976,794
ASML Holding NV(a)	1,334	926,743
Cellebrite DI Ltd.(b)	20,772	290,392
Check Point Software Technologies Ltd.(b)	3,423	637,363
Constellation Software, Inc.	100	344,997
Global-e Online Ltd.(b)	11,444	379,369
Infosys Ltd. - ADR(a)	50,252	840,213
Monday.com Ltd.(b)	2,733	716,838
Nice Ltd. - ADR(a)(b)	3,726	581,442
Sage Group PLC - ADR	9,548	614,032
Sony Group Corp. - ADR(a)	33,294	809,710
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,872	693,933
Telefonaktiebolaget LM Ericsson - ADR(a)	89,258	644,443
Teleperformance SE - ADR(a)	10,573	495,874
Wipro Ltd. - ADR(a)	199,886	543,690
Wix.com Ltd.(a)(b)	4,519	614,720
		11,046,738
TOTAL COMMON STOCKS (Cost $32,649,303)		31,464,970
	Contracts
WARRANTS - 0.0%(c)
Technology - 0.0%(c)
Constellation Software, Inc.(b)(d)	438	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

5

ABACUS FCF INTERNATIONAL LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 34.3%
Investments Purchased with Proceeds from Securities Lending - 34.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)	10,874,096	$10,874,096
TOTAL SHORT-TERM INVESTMENTS (Cost $10,874,096)		10,874,096
TOTAL INVESTMENTS - 133.6% (Cost $43,523,399)		$42,339,066
Money Market Deposit Account - 0.1%(g)		40,552
Liabilities in Excess of Other Assets - (33.7)%		(10,695,191)
TOTAL NET ASSETS - 100.0%		$31,684,427

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $10,343,922, which represented 32.6% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

(e)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

6

ABACUS FCF INTERNATIONAL LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

Allocation of Portfolio Holdings by Country as of July 31, 2025
(% of Net Assets)
United Kingdom	$5,165,840	16.3%
Ireland	3,877,438	12.2
Israel	3,495,289	11.0
Switzerland	3,293,347	10.4
France	2,223,137	7.0
China	2,154,549	6.8
Japan	2,114,112	6.7
Netherlands	1,932,883	6.1
India	1,383,903	4.4
Sweden	1,133,095	3.6
Singapore	782,467	2.5
Kazakhstan	709,311	2.2
Taiwan	693,933	2.2
Australia	590,242	1.8
Brazil	569,558	1.8
Germany	438,823	1.4
Hong Kong	374,952	1.2
Canada	344,997	1.1
Greece	187,094	0.6
Investments Purchased with Proceeds from Securities Lending	10,874,096	34.3
Money Market Deposit Account and Liabilities in Excess of Other Assets	(10,654,639)	(33.6)
	$31,684,427	100.0%

The accompanying notes are an integral part of these financial statements.

7

ABACUS FLEXIBLE BOND LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.2%
Invesco Senior Loan ETF	23,048	$482,395
iShares 0-5 Year High Yield Corporate Bond ETF	11,225	483,124
iShares iBoxx $ High Yield Corporate Bond ETF(a)	6,024	484,209
iShares International Treasury Bond ETF	11,478	475,648
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,290	491,282
TOTAL EXCHANGE TRADED FUNDS (Cost $2,395,596)		2,416,658
SHORT-TERM INVESTMENTS - 19.3%
Investments Purchased with Proceeds from Securities Lending - 19.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(b)	469,204	469,204
TOTAL SHORT-TERM INVESTMENTS (Cost $469,204)		469,204
TOTAL INVESTMENTS - 118.5% (Cost $2,864,800)		$2,885,862
Money Market Deposit Account - 0.7%(c)		18,173
Liabilities in Excess of Other Assets - (19.2)%		(468,265)
TOTAL NET ASSETS - 100.0%		$2,435,770

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $459,934, which represented 18.9% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

The accompanying notes are an integral part of these financial statements.

8

ABACUS FCF INNOVATION LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communications - 23.0%
Airbnb, Inc. - Class A(a)	1,089	$144,195
Alphabet, Inc. - Class A	1,175	225,483
DoorDash, Inc. - Class A(a)(b)	573	143,393
Electronic Arts, Inc.	1,087	165,757
GoDaddy, Inc. - Class A(a)	936	151,239
Maplebear, Inc.(a)(b)	2,102	100,833
Match Group, Inc.	1,998	68,471
New York Times Co. - Class A(b)	1,123	58,272
ROBLOX Corp. - Class A(a)(b)	1,619	223,082
Spotify Technology SA(a)(b)	243	152,249
VeriSign, Inc.	430	115,614
		1,548,588
Consumer Discretionary - 0.6%
Etsy, Inc.(a)(b)	678	39,507
Financials - 2.6%
Fair Isaac Corp.(a)	80	114,937
MSCI, Inc.	102	57,259
		172,196
Health Care - 14.1%
AbbVie, Inc.	1,292	244,214
Amgen, Inc.	507	149,616
Bristol-Myers Squibb Co.	3,523	152,581
Exelixis, Inc.(a)	2,259	81,821
Gilead Sciences, Inc.	1,670	187,524
Illumina, Inc.(a)	1,319	135,474
		951,230
Technology - 59.6%(c)
Adobe, Inc.(a)	492	175,983
Apple, Inc.	1,606	333,357
Atlassian Corp. - Class A(a)	575	110,274
Autodesk, Inc.(a)	620	187,928
Bentley Systems, Inc. - Class B	1,869	108,365
Cadence Design Systems, Inc.(a)	262	95,517
Cisco Systems, Inc.	2,310	157,265
CommVault Systems, Inc.(a)	354	67,242
Crowdstrike Holdings, Inc. - Class A(a)	208	94,551
Datadog, Inc. - Class A(a)	956	133,821
Dropbox, Inc. - Class A(a)	1,400	38,038
Duolingo, Inc.(a)	181	62,726
F5, Inc.(a)	312	97,787
Fortinet, Inc.(a)	1,012	101,099
HubSpot, Inc.(a)	214	111,205
Intuit, Inc.	218	171,158

The accompanying notes are an integral part of these financial statements.

9

ABACUS FCF INNOVATION LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Manhattan Associates, Inc.(a)	510	$112,027
Motorola Solutions, Inc.	336	147,497
NetApp, Inc.	1,134	118,083
Nutanix, Inc. - Class A(a)	1,613	121,249
NVIDIA Corp.	2,475	440,228
Palo Alto Networks, Inc.(a)(b)	864	149,990
Pegasystems, Inc.	1,422	83,486
Pure Storage, Inc. - Class A(a)(b)	1,462	87,018
QUALCOMM, Inc.	872	127,975
ServiceNow, Inc.(a)	146	137,696
Ubiquiti, Inc.(b)	306	133,254
Workday, Inc. - Class A(a)(b)	449	102,992
Zebra Technologies Corp. - Class A(a)	289	97,977
Zscaler, Inc.(a)	411	117,365
		4,023,153
TOTAL COMMON STOCKS (Cost $6,234,770)		6,734,674
SHORT-TERM INVESTMENTS - 16.1%
Investments Purchased with Proceeds from Securities Lending - 16.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	1,089,113	1,089,113
TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,113)		1,089,113
TOTAL INVESTMENTS - 116.0% (Cost $7,323,883)		$7,823,787
Money Market Deposit Account - 0.1%(e)		8,100
Liabilities in Excess of Other Assets - (16.1)%		(1,086,920)
TOTAL NET ASSETS - 100.0%		$6,744,967

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $1,073,174, which represented 15.9% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

10

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 59.2%
Consumer Discretionary - 1.7%
Scotts Miracle-Gro Co.(a)	14,838	$929,749
Consumer Staples - 2.2%
Ingredion, Inc.	9,547	1,255,812
Energy - 13.2%
Antero Midstream Corp.	67,840	1,244,864
Ecopetrol SA - ADR(a)	105,283	884,377
Exxon Mobil Corp.	2,500	279,100
Hess Midstream LP - Class A	10,463	455,455
Petroleo Brasileiro SA - Petrobras - ADR	98,465	1,254,444
Shell PLC - ADR	46,462	3,355,021
		7,473,261
Industrials - 36.8%(b)
Allegion PLC(a)	5,236	868,757
Atkore, Inc.	5,831	449,104
DHT Holdings, Inc.	22,928	254,272
Emerson Electric Co.	16,143	2,348,968
Franklin Electric Co., Inc.	3,706	348,179
Frontline PLC(a)	32,961	607,142
Graco, Inc.	5,800	487,084
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,597	787,696
Honeywell International, Inc.(a)	11,620	2,583,707
Hubbell, Inc.	447	195,554
IDEX Corp.	6,036	986,946
Johnson Controls International PLC	14,467	1,519,035
Kennametal, Inc.	19,773	489,579
Lincoln Electric Holdings, Inc.	3,545	863,207
MSC Industrial Direct Co., Inc. - Class A(a)	14,028	1,215,105
Nordson Corp.	2,241	480,045
Rockwell Automation, Inc.	4,194	1,475,072
Scorpio Tankers, Inc.	13,789	623,401
Siemens AG - ADR	7,325	936,501
Teekay Tankers Ltd. – Class A	6,040	255,794
Vinci SA - ADR	60,756	2,103,980
Watsco, Inc.(a)	688	310,205
ZIM Integrated Shipping Services Ltd.(a)	41,355	655,477
		20,844,810
Materials - 3.6%
CF Industries Holdings, Inc.	7,864	730,015
NewMarket Corp.	1,612	1,107,444
Owens Corning	1,568	218,626
		2,056,085

The accompanying notes are an integral part of these financial statements.

11

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 1.7%
NRG Energy, Inc.	5,675	$948,860
TOTAL COMMON STOCKS (Cost $31,409,258)		33,508,577
REAL ESTATE INVESTMENT TRUSTS - COMMON - 24.7%
Real Estate - 24.7%
AvalonBay Communities, Inc.	5,049	940,528
CubeSmart	43,905	1,708,343
Equity LifeStyle Properties, Inc.	10,920	654,326
Gaming and Leisure Properties, Inc.	42,059	1,917,049
Innovative Industrial Properties, Inc.	6,928	358,178
Lamar Advertising Co. - Class A(a)	14,671	1,793,530
National Health Investors, Inc.	10,154	709,358
NNN REIT, Inc.	24,833	1,024,610
Public Storage	6,763	1,839,130
Simon Property Group, Inc.	9,364	1,533,730
VICI Properties, Inc.	47,123	1,536,210
		14,014,992
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,613,004)		14,014,992
MASTER LIMITED PARTNERSHIPS - 15.0%
Energy - 15.0%
Cheniere Energy Partners LP	42,026	2,423,639
MPLX LP	48,667	2,555,018
Plains All American Pipeline LP	109,377	1,996,130
Plains GP Holdings LP – Class A	58,330	1,143,268
Western Midstream Partners LP	9,047	368,484
		8,486,539
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,545,849)		8,486,539
PREFERRED STOCKS - 0.5%
Energy - 0.5%
Petroleo Brasileiro SA - Petrobras	22,063	256,372
TOTAL PREFERRED STOCKS (Cost $256,622)		256,372

The accompanying notes are an integral part of these financial statements.

12

ABACUS FCF REAL ASSETS LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 16.4%
Investments Purchased with Proceeds from Securities Lending - 16.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(c)	9,308,488	$9,308,488
TOTAL SHORT-TERM INVESTMENTS (Cost $9,308,488)		9,308,488
TOTAL INVESTMENTS - 115.8% (Cost $64,133,221)		$65,574,968
Money Market Deposit Account - 0.4%(d)		215,775
Liabilities in Excess of Other Assets - (16.2)%		(9,144,086)
TOTAL NET ASSETS - 100.0%		$56,646,657

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $9,073,402, which represented 16.0% of net assets.
(b)	To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

13

ABACUS FCF SMALL CAP LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Communications - 1.6%
Grindr, Inc.(a)	1,066	$18,634
Consumer Discretionary - 11.8%
ePlus, Inc.(a)	377	24,422
GMS, Inc.(a)	365	40,018
Kontoor Brands, Inc.	398	22,153
LCI Industries	270	25,650
ScanSource, Inc.(a)	630	24,469
		136,712
Consumer Staples - 5.4%
Central Garden & Pet Co.(a)	696	27,158
Nathan’s Famous, Inc.	110	10,450
Seneca Foods Corp. - Class A(a)	244	25,554
		63,162
Energy - 2.0%
DNOW, Inc.(a)	1,494	23,247
Financials - 17.2%
AMERISAFE, Inc.	565	25,301
Artisan Partners Asset Management, Inc. - Class A	795	35,974
Cohen & Steers, Inc.(b)	203	14,933
Diamond Hill Investment Group, Inc.	125	16,946
Enova International, Inc.(a)	242	25,303
PJT Partners, Inc. - Class A	215	38,403
Remitly Global, Inc.(a)	1,034	17,061
Victory Capital Holdings, Inc. - Class A	379	26,117
		200,038
Health Care - 10.9%
Alkermes PLC(a)	539	14,278
Catalyst Pharmaceuticals, Inc.(a)	863	18,408
Collegium Pharmaceutical, Inc.(a)	540	16,125
Innoviva, Inc.(a)	1,314	23,875
Option Care Health, Inc.(a)	569	16,700
Privia Health Group, Inc.(a)	1,060	20,691
Supernus Pharmaceuticals, Inc.(a)	487	17,094
		127,171
Industrials - 26.1%(c)
Alamo Group, Inc.	87	19,364
Applied Industrial Technologies, Inc.	152	41,268
Badger Meter, Inc.	131	24,728
Ennis, Inc.	1,032	18,370
Exponent, Inc.	380	26,205
Franklin Electric Co., Inc.	253	23,769

The accompanying notes are an integral part of these financial statements.

14

ABACUS FCF SMALL CAP LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials (Continued)
Hackett Group, Inc.	1,089	$25,472
Huron Consulting Group, Inc.(a)	141	18,623
MRC Global, Inc.(a)	1,888	27,716
Novanta, Inc.(a)(b)	124	15,254
Watts Water Technologies, Inc. - Class A	119	31,216
Zurn Elkay Water Solutions Corp.	714	31,595
		303,580
Materials - 1.2%
Karat Packaging, Inc.	493	13,424
Technology - 22.0%
AvePoint, Inc.(a)	1,346	25,682
Box, Inc. - Class A(a)(b)	781	25,070
CommVault Systems, Inc.(a)	185	35,141
Insight Enterprises, Inc.(a)	226	26,799
Intapp, Inc.(a)	333	13,337
LiveRamp Holdings, Inc.(a)	439	14,408
Progress Software Corp.	472	22,694
Qualys, Inc.(a)	193	25,682
Tenable Holdings, Inc.(a)(b)	872	27,302
Varonis Systems, Inc.(a)	381	21,271
Yext, Inc.(a)	2,250	18,270
		255,656
Utilities - 1.2%
Genie Energy Ltd. - Class B	655	13,310
TOTAL COMMON STOCKS (Cost $1,126,710)		1,154,934
SHORT-TERM INVESTMENTS - 7.0%
Investments Purchased with Proceeds from Securities Lending - 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	81,152	81,152
TOTAL SHORT-TERM INVESTMENTS (Cost $81,152)		81,152
TOTAL INVESTMENTS - 106.4% (Cost $1,207,862)		$1,236,086
Money Market Deposit Account - 0.6%(e)		7,355
Liabilities in Excess of Other Assets - (7.0)%		(81,256)
TOTAL NET ASSETS - 100.0%		$1,162,185

The accompanying notes are an integral part of these financial statements.

15

ABACUS FCF SMALL CAP LEADERS ETF
SCHEDULE OF INVESTMENTS
July 31, 2025(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $78,228, which represented 6.7% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

For fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.
The accompanying notes are an integral part of these financial statements.

16

ABACUS FCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2025

	Abacus FCF Leaders ETF	Abacus FCF International Leaders ETF	Abacus Flexible Bond Leaders ETF	Abacus FCF Innovation Leaders ETF	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF
ASSETS
Investments in securities, at value* (Including securities on loan valued at $53,404,397, $10,343,922, $459,934, $1,073,174, $9,073,402, and $78,228, respectively)	$767,637,254	$42,339,066	$2,885,862	$7,823,787	$65,574,968	$1,236,086
Cash - interest bearing deposit account	8,054,877	40,552	18,173	8,100	215,775	7,355
Interest and dividends receivable	619,118	182,977	51	4,327	175,510	284
Securities lending income receivable	4,107	9,386	1,697	112	7,638	7
Foreign currency, at value*	—	1,707	—	—	—	—
Total assets	776,315,356	42,573,688	2,905,783	7,836,326	65,973,891	1,243,732
LIABILITIES
Payable for securities loaned	55,204,224	10,874,096	469,204	1,089,113	9,308,488	81,152
Management fees payable	300,136	15,165	809	2,246	18,746	395
Total liabilities	55,504,360	10,889,261	470,013	1,091,359	9,327,234	81,547
NET ASSETS	$720,810,996	$31,684,427	$2,435,770	$6,744,967	$56,646,657	$1,162,185
Net Assets Consist of:
Paid-in capital	$698,920,844	$46,288,852	$9,876,329	$17,261,334	$57,207,905	$1,015,205
Total distributable earnings (Deficit)	21,890,152	(14,604,425)	(7,440,559)	(10,516,367)	(561,248)	146,980
Net assets	$720,810,996	$31,684,427	$2,435,770	$6,744,967	$56,646,657	$1,162,185
* Identified Cost:
Investments in securities	$697,763,132	$43,523,399	$2,864,800	$7,323,883	$64,133,221	$1,207,862
Foreign currency	$—	$1,730	$—	$—	$—	$—
Net Asset Value (unlimited shares authorized):
Net assets	$720,810,996	$31,684,427	$2,435,770	$6,744,967	$56,646,657	$1,162,185
Shares outstanding (No par value)	10,350,000	1,075,000	125,000	175,000	1,975,000	50,500
Net asset value, offering and redemption price per share	$69.64	$29.47	$19.49	$38.54	$28.68	$23.01

The accompanying notes are an integral part of these financial statements.

17

ABACUS FCF ETF TRUST
STATEMENTS OF OPERATIONS
Year/Period Ended July 31, 2025

	Abacus FCF Leaders ETF	Abacus FCF International Leaders ETF	Abacus Flexible Bond Leaders ETF	Abacus FCF Innovation Leaders ETF	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF(a)
INVESTMENT INCOME
Income:
Dividends (Net of foreign withholding tax and issuance fees of $55, $187,605, $0, $3, $30,659, and $0, respectively)	$7,726,017	$1,758,872	$868,262	$156,855	$1,149,445	$4,560
Interest	217,049	40,580	3,610	2,113	11,405	230
Securities lending income	33,175	45,451	22,726	2,661	24,466	25
Total investment income	7,976,241	1,844,903	894,598	161,629	1,185,316	4,815
EXPENSES:
Management fees	3,242,383	427,572	89,524	130,477	219,643	2,939
Total expenses	3,242,383	427,572	89,524	130,477	219,643	2,939
Less: fees waived by adviser	—	—	(2,582)	(6,949)	(41,036)	(996)
Net expenses	3,242,383	427,572	86,942	123,528	178,607	1,943
Net investment income	4,733,858	1,417,331	807,656	38,101	1,006,709	2,872
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities	(30,900,526)	(6,141,628)	231,583	36,923	(2,432,902)	118,889
Redemptions in-kind	74,984,337	9,575,358	250,352	11,439,545	4,890,106	—
Foreign currencies	—	(81,614)	—	—	—	—
Total	44,083,811	3,352,116	481,935	11,476,468	2,457,204	118,889
Net change in unrealized appreciation of:
Investment securities	16,579,301	(6,093,191)	(576,451)	(4,391,073)	(2,145,187)	(191,238)
Foreign currencies	—	10,078	—	—	—	—
Total	16,579,301	(6,083,113)	(576,451)	(4,391,073)	(2,145,187)	(191,238)
Net realized and unrealized gain (loss) on investments and foreign currencies	60,663,112	(2,730,997)	(94,516)	7,085,395	312,017	(72,349)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,396,970	$(1,313,666)	$713,140	$7,123,496	$1,318,726	$(69,477)

(a)	For the period February 18, 2025 (commencement of operations) through July 31, 2025.
The accompanying notes are an integral part of these financial statements.

18

ABACUS FCF LEADERS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
OPERATIONS
Net investment income	$4,733,858	$2,708,699
Net realized gain on investments	44,083,811	32,571,682
Change in unrealized appreciation of investments	16,579,301	20,232,752
Net increase in net assets resulting from operations	65,396,970	55,513,133
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(4,807,346)	(2,366,744)
Total distributions to shareholders	(4,807,346)	(2,366,744)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	614,320,635	362,965,550
Payments for shares redeemed	(367,061,340)	(207,007,107)
Net increase in net assets derived from capital share transactions(a)	247,259,295	155,958,443
Net increase in net assets	307,848,919	209,104,832
NET ASSETS
Beginning of year	412,962,077	203,857,245
End of year	$720,810,996	$412,962,077

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	9,100,000	6,400,000
Redemptions	(5,375,000)	(3,550,000)
Net increase	3,725,000	2,850,000

The accompanying notes are an integral part of these financial statements.

19

ABACUS FCF INTERNATIONAL LEADERS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
OPERATIONS
Net investment income	$1,417,331	$1,149,728
Net realized gain on investments and foreign currencies	3,352,116	1,262,355
Change in unrealized appreciation (depreciation) of investments and foreign currencies	(6,083,113)	3,204,489
Net increase (decrease) in net assets resulting from operations	(1,313,666)	5,616,572
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(1,541,886)	(1,209,387)
Total distributions to shareholders	(1,541,886)	(1,209,387)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	123,634,330	24,400,795
Payments for shares redeemed	(149,549,505)	(22,178,468)
Net increase (decrease) in net assets derived from capital share transactions(a)	(25,915,175)	2,222,327
Net increase (decrease) in net assets	(28,770,727)	6,629,512
NET ASSETS
Beginning of year	60,455,154	53,825,642
End of year	$31,684,427	$60,455,154

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	4,125,000	850,000
Redemptions	(5,075,000)	(750,000)
Net increase (decrease)	(950,000)	100,000

The accompanying notes are an integral part of these financial statements.

20

ABACUS FLEXIBLE BOND LEADERS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
OPERATIONS
Net investment income	$807,656	$1,669,012
Net realized gain on investments	481,935	451,467
Change in unrealized appreciation (depreciation) of investments	(576,451)	120,186
Net increase in net assets resulting from operations	713,140	2,240,665
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(935,651)	(1,681,987)
Total distributions to shareholders	(935,651)	(1,681,987)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,556,887
Payments for shares redeemed	(27,634,485)	(3,141,410)
Net decrease in net assets derived from capital share transactions(b)	(27,634,485)	(1,584,523)
Net decrease in net assets	(27,856,996)	(1,025,845)
NET ASSETS
Beginning of year	30,292,766	31,318,611
End of year	$2,435,770	$30,292,766

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	75,000
Redemptions	(1,300,000)	(150,000)
Net decrease	(1,300,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

21

Abacus FCF Innovation Leaders ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
OPERATIONS
Net investment income	$38,101	$206,169
Net realized gain on investments	11,476,468	5,572,688
Change in unrealized appreciation (depreciation) of investments	(4,391,073)	1,916,752
Net increase in net assets resulting from operations	7,123,496	7,695,609
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(118,109)	(285,155)
Total distributions to shareholders	(118,109)	(285,155)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,905,468	21,000,570
Payments for shares redeemed	(56,075,518)	(22,947,790)
Net decrease in net assets derived from capital share transactions(b)	(45,170,050)	(1,947,220)
Net increase (decrease) in net assets	(38,164,663)	5,463,234
NET ASSETS
Beginning of year	44,909,630	39,446,396
End of year	$6,744,967	$44,909,630

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	325,000	750,000
Redemptions	(1,575,000)	(800,000)
Net decrease	(1,250,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

22

ABACUS FCF REAL ASSETS LEADERS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
OPERATIONS
Net investment income	$1,006,709	$1,498,442
Net realized gain on investments	2,457,204	5,170,031
Change in unrealized appreciation (depreciation) of investments	(2,145,187)	409,343
Net increase in net assets resulting from operations	1,318,726	7,077,816
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(1,719,115)	(2,055,975)
Total distributions to shareholders	(1,719,115)	(2,055,975)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	63,843,610	19,543,143
Payments for shares redeemed	(51,472,042)	(21,737,118)
Net increase (decrease) in net assets derived from capital share transactions(b)	12,371,568	(2,193,975)
Net increase in net assets	11,971,179	2,827,866
NET ASSETS
Beginning of year	44,675,478	41,847,612
End of year	$56,646,657	$44,675,478

(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	2,225,000	700,000
Redemptions	(1,675,000)	(750,000)
Net increase (decrease)	550,000	(50,000)

The accompanying notes are an integral part of these financial statements.

23

ABACUS FCF SMALL CAP LEADERS ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended July 31, 2025(a)
OPERATIONS
Net investment income	$2,872
Net realized gain on investments	118,889
Change in unrealized appreciation of investments	(191,238)
Net increase in net assets resulting from operations	(69,477)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends and distributions	(3,005)
Total distributions to shareholders	(3,005)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,234,667
Net increase in net assets derived from capital share transactions(b)	1,234,667
Net increase in net assets	1,162,185
NET ASSETS
Beginning of period	—
End of period	$1,162,185

(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	50,500
Net increase	50,500

(a)	Fund commenced operations on February 18, 2025.
The accompanying notes are an integral part of these financial statements.

24

ABACUS FCF LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$62.33	$54.00	$48.81	$55.12	$39.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.49	0.53	0.60	0.28
Net realized and unrealized gain (loss) on investments	7.33	8.26	5.61	(1.59)	15.11
Total from investment operations	7.85	8.75	6.14	(0.99)	15.39
LESS DISTRIBUTIONS:
From net investment income	(0.54)	(0.42)	(0.52)	(0.47)	(0.19)
From net realized gain on investments	—	—	(0.43)	(4.85)	—
Total distributions	(0.54)	(0.42)	(0.95)	(5.32)	(0.19)
Net asset value, end of year	$69.64	$62.33	$54.00	$48.81	$55.12
Total return	12.65%	16.29%	12.87%	−2.92% (c)	38.64%
SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$ 720,811	$ 412,962	$ 203,857	$ 176,938	$ 203,949
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.53% (d)	0.59%	0.59%	0.59%	0.59%
Net investment income to average net assets	0.78%	0.85%	1.09%	1.15%	0.61%
Portfolio turnover rate(b)	98%	70%	39%	51%	98%

(a)	Calculated based on average shares outstanding during the year.
(b)	Excludes impact of in-kind transactions.
(c)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at −2.92%.
(d)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.49%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
The accompanying notes are an integral part of these financial statements.

25

ABACUS FCF INTERNATIONAL LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended July 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$29.85	$27.96	$29.27	$36.38	$26.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.55	1.02	1.12	0.44
Net realized and unrealized gain (loss) on investments	(0.14)	1.93	0.43(c)	(7.50)	9.98
Total from investment operations	0.42	2.48	1.45	(6.38)	10.42
LESS DISTRIBUTIONS:
From net investment income	(0.80)	(0.59)	(2.76)	(0.31)	(0.20)
From net realized gain on investments	—	—	—	(0.42)	—
Total distributions	(0.80)	(0.59)	(2.76)	(0.73)	(0.20)
Capital Share Transactions
Transaction fees (note 1)	—	—	0.00(d)	—	—
Net asset value, end of year	$29.47	$29.85	$27.96	$29.27	$36.38
Total return	1.38%	9.00%	6.02%	−17.93%	39.96%
SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$ 31,684	$ 60,455	$ 53,826	$54,157	$ 59,114
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.57% (e)	0.59%	0.59%	0.59%	0.59%
Net investment income to average net assets	1.89%	1.95%	3.79%	3.32%	1.32%
Portfolio turnover rate(b)	143%	55%	62%	42%	87%

(a)	Calculated based on average shares outstanding during the year.
(b)	Excludes impact of in-kind transactions.
(c)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2023, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(d)	Amount represents less than $0.005 per share.
(e)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.54%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
The accompanying notes are an integral part of these financial statements.

26

ABACUS FLEXIBLE BOND LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Year Ended July 31,				Period Ended July 31, 2021(a)
	2025	2024	2023	2022
Net asset value, beginning of period/year	$21.26	$20.88	$22.13	$25.23	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.30	1.11	0.93	0.61	0.57
Net realized and unrealized gain (loss) on investments	(0.15)	0.38	(1.33)	(3.08)	0.15
Total from investment operations	1.15	1.49	(0.40)	(2.47)	0.72
LESS DISTRIBUTIONS:
From net investment income	(2.92)	(1.11)	(0.85)	(0.63)	(0.49)
Total distributions	(2.92)	(1.11)	(0.85)	(0.63)	(0.49)
Net asset value, end of period/year	$19.49	$21.26	$20.88	$22.13	$25.23
Total return	5.95%	7.39%	−1.73%	−9.96%	2.92% (c)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,436	$ 30,293	$ 31,319	$ 47,587	$ 88,952
Ratios to average net assets(f):
Expenses to average net assets:
Before expense reimbursement	0.68%(g)	0.69%	0.69%	0.69%	0.69% (d)
After expense reimbursement	0.66% (h)	0.69%	0.69%	0.69%	0.69% (d)
Net investment income to average net assets:
Before expense reimbursement	6.12%(g)	5.34%	4.44%	2.52%	3.54% (d)
After expense reimbursement	6.14% (h)	5.34%	4.44%	2.52%	3.54% (d)
Portfolio turnover rate(e)	459%	662%	792%	1029%	327% (c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.
(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(h)
Effective February 1, 2025, Abacus FCF Advisors LLC (the “Adviser”) agreed to waive a portion of the Fund’s management fee equal to
0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

27

ABACUS FCF INNOVATION LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Year Ended July 31,				Period Ended July 31, 2021(a)
	2025	2024	2023	2022
Net asset value, beginning of period/year	$31.52	$26.74	$23.99	$29.61	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.14	0.17	0.12	0.02
Net realized and unrealized gain (loss) on investments	7.49	4.86	2.85	(4.34)	4.60
Total from investment operations	7.56	5.00	3.02	(4.22)	4.62
LESS DISTRIBUTIONS:
From net investment income	(0.54)	(0.22)	(0.27)	(0.05)	(0.01)
From net realized gain on investments	—	—	—	(1.35)	—
Total distributions	(0.54)	(0.22)	(0.27)	(1.40)	(0.01)
Net asset value, end of period/year	$38.54	$31.52	$26.74	$23.99	$29.61
Total return	24.11%	18.76%	12.84%	−15.16%	18.48% (c)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$6,745	$ 44,910	$ 39,446	$92,953	$87,362
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.67%(f)	0.69%	0.69%	0.69%	0.69% (d)
After expense reimbursement	0.64%(g)	0.69%	0.69%	0.69%	0.69% (d)
Net investment income to average net assets:
Before expense reimbursement	0.16%(f)	0.50%	0.72%	0.45%	0.11% (d)
After expense reimbursement	0.20% (g)	0.50%	0.72%	0.45%	0.11% (d)
Portfolio turnover rate(e)	79%	86%	161%	82%	40% (c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(g)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

28

ABACUS FCF REAL ASSETS LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Year Ended July 31,			Period Ended July 31, 2022(a)
	2025	2024	2023
Net asset value, beginning of period/year	$31.35	$28.37	$26.31	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.85	0.98	1.21	0.63
Net realized and unrealized gain (loss) on investments	(0.87)(f)	3.35	3.10	1.11(f)
Total from investment operations	(0.02)	4.33	4.31	1.74
LESS DISTRIBUTIONS:
From net investment income	(2.65)	(1.35)	(1.50)	(0.43)
From net realized gain on investments	—	—	(0.75)	—
Total distributions	(2.65)	(1.35)	(2.25)	(0.43)
Net asset value, end of period/year	$28.68	$31.35	$28.37	$26.31
Total return	0.14%	15.86%	17.62%	6.88% (c)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$ 56,647	$ 44,675	$ 41,848	$ 34,857
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.63%(g)	0.69%	0.69%	0.69% (d)
After expense reimbursement	0.51%(h)	0.69%	0.69%	0.69% (d)
Net investment income to average net assets:
Before expense reimbursement	2.77%(g)	3.39%	4.62%	3.79% (d)
After expense reimbursement	2.89% (h)	3.39%	4.62%	3.79% (d)
Portfolio turnover rate(e)	101%	84%	90%	48% (c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not corrrelate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the periods ended July 31, 2022 and July 31, 2025, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(h)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

29

ABACUS FCF SMALL CAP LEADERS ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended July 31, 2025(a)
Net asset value, beginning of period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments	(1.99)(f)
Total from investment operations	(1.93)
LESS DISTRIBUTIONS:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$23.01
Total return	−7.77% (c)
SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$1,162
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets:
Before expense reimbursement	0.59% (d)
After expense reimbursement	0.39% (d)
Net investment income to average net assets:
Before expense reimbursement	0.38% (d)
After expense reimbursement	0.58% (d)
Portfolio turnover rate(e)	83% (c)

(a)	Commencement of operations on February 18, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the year ended July 31, 2025, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

30

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025
1. ORGANIZATION
The Abacus FCF Leaders ETF (“ABFL”) (formerly known as the FCF US Quality ETF), Abacus FCF International Leaders ETF (“ABLG”) (formerly known as the FCF International Quality ETF), Abacus Flexible Bond Leaders ETF (“ABXB”) (formerly known as the Abacus Tactical High Yield ETF and, prior to that, Donoghue Forlines Tactical High Yield ETF), Abacus FCF Innovation Leaders ETF (“ABOT”) (formerly known as the Donoghue Forlines Innovation ETF), Abacus FCF Real Assets Leaders ETF (“ABLD”) (formerly known as the Donoghue Forlines Yield Enhanced Real Asset ETF) and Abacus FCF Small Cap Leaders ETF (“ABLS”) (each, a “Fund,” and collectively, the “Funds”) are each a series of the Abacus FCF ETF Trust (formerly known as the TrimTabs ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). ABFL commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. ABLG commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. ABXB commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. ABXB is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. ABOT commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index. ABLD commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index. ABLS commenced operations on February 18, 2025 and that is the date the initial creation units were established. On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Abacus FCF Advisors LLC (the “Adviser”) since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of ABLS, were transferred to ABLS in a tax-free transaction (the “Transaction”). Prior to the date of the Transaction, ABLS had not commenced investment operations. ABLS seeks to provide investment results that closely correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index.
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. ABFL charges $500 for the standard fixed creation fee, ABLG charges $2,000 for the standard fixed creation fee, and ABXB, ABOT, ABLD and ABLS each charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the

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ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
Statements of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

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ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2025, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ABFL	$(71,357,818)	$71,357,818
ABLG	$(5,552,649)	$5,552,649
ABXB	$(197,758)	$197,758
ABOT	$(11,138,649)	$11,138,649
ABLD	$(4,517,117)	$4,517,117
ABLS(1)	$—	$—

During the fiscal year ended July 31, 2025, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Fund	Gains from In-Kind Redemptions
ABFL	$74,984,337
ABLG	$9,575,358
ABXB	$250,352
ABOT	$11,439,545
ABLD	$4,890,106
ABLS(1)	N/A

(1)	ABLS commenced operations on February 18, 2025.
Underlying Investment in Other Investment Companies: ABXB seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. The Fund seeks to achieve its investment objective by investing in Underlying ETFs. As of July 31, 2025, the Fund invested a portion of its assets in the iShares J.P. Morgan USD Emerging Markets Bond ETF. As of July 31, 2025, the percentage of ABXB’s total net assets invested in the iShares J.P. Morgan USD Emerging Markets Bond ETF was 20.2%. iShares J.P. Morgan USD Emerging Markets Bond ETF’s financial statements can be found by accessing the SEC’s website at www.sec.gov.
The Funds participate in the securities lending program and receive cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of July 31, 2025, the percentage of ABLG’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 34.3%. No other Fund had an investment in the Mount Vernon Liquid Assets Portfolio, LLC that exceeded 20% of total net assets as of July 31, 2025.
Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.

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ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated the Adviser to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

34

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2025:
ABFL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$712,433,030	$—	$—	$712,433,030
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	55,204,224
Total Investments	$712,433,030	$—	$—	$767,637,254

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $55,204,224 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,464,970	$—	$—(c)	$31,464,970
Warrants	—	—	—(b)	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,874,096
Total Investments	$31,464,970	$—	$—	$42,339,066

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,874,096 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At July 31, 2025, the fair value of this security represented less than 0.05% of net assets.

(c)
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

ABXB

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$2,416,658	$—	$—	$2,416,658
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	469,204
Total Investments	$2,416,658	$—	$—	$2,885,862

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $469,204 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

35

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
ABOT

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,734,674	$—	$—	$6,734,674
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,089,113
Total Investments	$6,734,674	$—	$—	$7,823,787

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,089,113 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,508,577	$—	$—	$33,508,577
Real Estate Investment Trusts - Common	14,014,992	—	—	14,014,992
Master Limited Partnerships	8,486,539	—	—	8,486,539
Preferred Stocks	256,372	—	—	256,372
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,308,488
Total Investments	$56,266,480	$—	$—	$65,574,968

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,308,488 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,154,934	$—	$—	$1,154,934
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	81,152
Total Investments	$1,154,934	$—	$—	$1,236,086

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $81,152 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Funds. Management has determined that there were no significant impacts of these amendments on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement

36

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer/Chief Compliance Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
4. OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, ABFL and ABLG pay the Adviser 0.49% and 0.54%, respectively, of their average daily net assets. Prior to February 1, 2025, ABFL and ABLG each paid the Adviser a fee equal to 0.59% of its average daily net assets. ABXB, ABOT, ABLD and ABLS each pay the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets. Prior to February 1, 2025, ABXB, ABOT and ABLD each paid the Adviser a fee equal to 0.69% of its average daily net assets. Effective February 1, 2025, the Adviser contractually agreed to waive a portion of the management fee for ABXB, ABOT and ABLD equal to 0.20% of each Fund’s average daily net assets through at least November 28, 2026. Likewise, the Adviser has contractually agreed to waive a portion of the management fee for ABLS equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026. There are no expense recapture provisions in the fee waiver agreements.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.
Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and the Adviser assumed day-to-day portfolio management responsibilities for ABXB, ABOT and ABLD. Prior to termination of the sub-advisory agreement, Donoghue Forlines was compensated for its services as a sub-adviser by the Adviser from the management fees the Adviser received from ABXB, ABOT and ABLD.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

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ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
6. INVESTMENT TRANSACTIONS
For the year ended July 31, 2025, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ABFL	$587,910,261	$596,702,409
ABLG	$111,432,079	$101,038,120
ABXB	$60,757,155	$61,015,129
ABOT	$16,428,350	$15,724,134
ABLD	$36,766,368	$37,316,627
ABLS(1)	$917,494	$909,385

For the year ended July 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
ABFL	$604,962,163	$354,986,896
ABLG	$106,722,886	$141,982,964
ABXB	$—	$27,461,078
ABOT	$9,983,106	$55,813,799
ABLD	$62,662,152	$50,267,559
ABLS(1)	$216,498	$—

(1)	ABLS commenced operations on February 18, 2025.
For the year ended July 31, 2025, there were no long-term purchases or sales of U.S. Government Securities for the Funds.
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2025 were as follows:

	ABFL	ABLG	ABXB	ABOT	ABLD	ABLS(1)
Tax cost of investments	$706,404,060	$43,657,187	$2,866,826	$7,345,928	$64,351,727	$1,208,533
Gross tax unrealized appreciation	100,014,925	1,662,168	27,376	933,873	2,887,543	107,506
Gross tax unrealized depreciation	(38,781,731)	(2,980,289)	(8,340)	(456,014)	(1,664,302)	(79,953)
Net tax unrealized appreciation (depreciation)	61,233,194	(1,318,121)	19,036	477,859	1,223,241	27,553
Undistributed ordinary income	493,492	3,351	12,554	4,258	816,271	—
Undistributed long-term capital gains	—	—	—	—	—	119,427
Distributable earnings	493,492	3,351	12,554	4,258	816,271	119,427
Other accumulated gain (loss)	(39,836,534)	(13,289,655)	(7,472,149)	(10,998,484)	(2,600,760)	—
Total distributable earnings (accumulated deficit)	$21,890,152	$(14,604,425)	$(7,440,559)	$(10,516,367)	$(561,248)	$146,980

(1)	ABLS commenced operations on February 18, 2025.

38

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in publicly traded partnerships and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The other accumulated losses presented in the table above for ABLG and ABLD differ from the capital loss carryforwards presented in the table below due to foreign currency unrealized gains in ABLG and accumulated outstanding passive activity losses from partnership interests in ABLD.
At July 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Total	Expires
ABFL	$34,150,848	$5,685,686	$39,836,534	Indefinite
ABLG	$6,847,134	$6,452,912	$13,300,046	Indefinite
ABXB	$7,130,213	$341,936	$7,472,149	Indefinite
ABOT	$7,504,485	$3,493,999	$10,998,484	Indefinite
ABLD	$2,256,167	$208,538	$2,464,705	Indefinite
ABLS(1)	$—	$—	$—	N/A

During the tax year ended July 31, 2025, the following Funds utilized capital loss carryforwards:

Fund	Amount
ABXB	$213,166
ABOT	$271,301

The tax character of distributions paid by the Funds during the fiscal year ended July 31, 2025 and the fiscal year ended July 31, 2024 were as follows:

	Ordinary Income		Capital Gains
Fund	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
ABFL	$4,807,346	$2,366,744	$—	$—
ABLG	$1,541,886	$1,209,387	$—	$—
ABXB	$935,651	$1,681,987	$—	$—
ABOT	$118,109	$285,155	$—	$—
ABLD	$1,719,115	$2,055,975	$—	$—
ABLS(1)	$2,872	N/A	$133	N/A

(1)	ABLS commenced operations on February 18, 2025.
8. SECURITIES LENDING
Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the

39

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.
Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of July 31, 2025, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Fund	Amount Held at July 31, 2025
ABFL	$55,204,224
ABLG	$10,874,096
ABXB	$469,204
ABOT	$1,089,113
ABLD	$9,308,488
ABLS	$81,152

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. IN-KIND CONTRIBUTIONS
As part of the commencement of operations on February 18, 2025, ABLS received an in-kind contribution from the Predecessor Account, which consisted of $10,508 of cash and $1,002,675 of securities which were recorded at their fair value. However, as the Transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes to align ongoing reporting. The cost of the contributed securities as of February 18, 2025 was $783,213, resulting in net unrealized appreciation on investments of $219,462 as of the Transaction date. ABLS issued 40,500 shares at $25.02 per share net asset value.
10. CERTAIN RISKS
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries,

40

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
which could impede the Adviser’s ability to evaluate such companies or impact ABLG’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in ABFL, ABLG, ABOT, ABLD or ABLS involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.
Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for

41

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
July 31, 2025(Continued)
distribution by the MLP. Thus, if any of the MLPs owned by ABLD were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in ABLD and lower income.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, ABLD is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. ABLD may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.
Sector Focus Risk. To the extent that a Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase a Fund’s volatility over the short term.
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Underlying ETFs Risk. In seeking to track its Underlying Index, ABXB invests a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.
11. ADVISER, TRUST AND FUND NAME CHANGES.
On December 2, 2024 Abacus Life, Inc. (“Abacus”), a pioneering global alternative asset manager specializing in leveraging longevity data and actuarial technology announced it had completed the acquisition of the Adviser. As part of a rebranding effort in connection with the acquisition, the Trust and Funds changed their names, as described in the Organization section of the notes to financial statements. Additionally, each Fund changed tickers.

42

Abacus FCF ETF Trus REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Abacus FCF Leaders ETF, Abacus FCF International Leaders ETF, Abacus Flexible Bond Leaders ETF, Abacus FCF Innovation Leaders ETF, Abacus FCF Real Assets Leaders ETF, and Abacus FCF Small Cap Leaders ETF and Board of Trustees of Abacus FCF ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Abacus FCF ETF Trust, as of July 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Abacus FCF Leaders ETF (formerly FCF US Quality ETF), Abacus FCF International Leaders ETF (formerly FCF International Quality ETF), Abacus Flexible Bond Leaders ETF (formerly Abacus Tactical High Yield ETF and formerly Donoghue Forlines Tactical High Yield ETF), Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF), Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF)
	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, and 2023
Abacus FCF Small Cap Leaders ETF	For the period from February 18, 2025 (commencement of operations) through July 31, 2025

The Funds’ financial highlights for the years ended July 31, 2022, and prior, were audited by other auditors whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2025

43

Abacus FCF ETF Trust
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Report of the Funds’ Special Shareholder Meeting. (Unaudited)
A special shareholder meeting was held on October 30, 2024. The meeting was adjourned three times to November 1, 2024, November 5, 2024 and November 25, 2024. By the November 25, 2024 meeting, shareholders of ABFL, ABLG, ABLD, ABOT and ABXB had voted to elect David A. Kelly, Paul Hatch and Jay Jackson as Trustees of the Trust of which the Funds are series for an indefinite term of office. Stephen J. Posner, who was previously elected by shareholders of the Funds, continued to serve on the Board after the special meeting. Additional proposals were voted upon by each Fund and are described in the tabulation information below. The meetings took place prior to the fund name changes that occurred in December 2024. Please refer to the “Organization” section of the Notes to Financial Statements for details on name changes. The vote results by Fund were as follows:
FCF US Quality ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	6,650,000	5,541,030	83.32%	3,352,629	50.42%	2,188,401	32.91%

1. To elect three (3) Trustees to the Board of Trustees of the Trust (the “Board”)

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	5,462,749	98.59%	82.15%	78,281	1.41%	1.18%
1-2. Paul Hatch	5,529,525	99.79%	83.15%	11,505	0.21%	0.17%
1-3. Jay Jackson	5,530,767	99.81%	83.17%	10,263	0.19%	0.15%

2. To approve a new investment advisory agreement between the Trust, on behalf of FCF US Quality ETF and FCF Advisors LLC (“FCF”)

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
3,335,488	60.20%	50.16%	2,570	0.05%	0.04%	14,571	0.26%	0.22%	2,188,401	39.49%

FCF International Quality ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	2,000,000	1,677,074	83.85%	1,136,849	56.84%	540,225	27.01%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,674,740	99.86%	83.74%	2,334	0.14%	0.12%
1-2. Paul Hatch	1,676,375	99.96%	83.82%	699	0.04%	0.03%
1-3. Jay Jackson	1,676,375	99.96%	83.82%	699	0.04%	0.03%

2. To approve a new investment advisory agreement between the Trust, on behalf of FCF International Quality ETF and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
1,135,946	67.73%	56.80%	75	0.00%	0.00%	828	0.05%	0.04%	540,225	32.21%

44

Abacus FCF ETF Trust
Additional Information (Unaudited)(Continued)
Donoghue Forlines Tactical High Yield ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	1,425,000	1,279,945	89.82%	792,380	55.61%	487,565	34.22%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,275,728	99.67%	89.52%	4,217	0.33%	0.30%
1-2. Paul Hatch	1,278,431	99.88%	89.71%	1,514	0.12%	0.11%
1-3. Jay Jackson	1,278,431	99.88%	89.71%	1,514	0.12%	0.11%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Tactical High Yield ETF and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
785,491	61.37%	55.12%	1,190	0.09%	0.08%	5,699	0.45%	0.40%	487,565	38.09%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Tactical High Yield ETF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
785,491	61.37%	55.12%	1,190	0.09%	0.08%	5,699	0.45%	0.40%	487,565	38.09%

Donoghue Forlines Innovation ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	1,625,000	1,471,771	90.57%	976,643	60.10%	495,128	30.47%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,465,323	99.56%	90.17%	6,448	0.44%	0.40%
1-2. Paul Hatch	1,467,644	99.72%	90.32%	4,128	0.28%	0.25%
1-3. Jay Jackson	1,467,644	99.72%	90.32%	4,128	0.28%	0.25%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Innovation ETF and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
965,940	65.63%	59.44%	3,176	0.22%	0.20%	7,526	0.51%	0.46%	495,129	33.64%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Innovation ETF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
961,418	65.32%	59.16%	4,177	0.28%	0.26%	11,047	0.75%	0.68%	495,128	33.64%

45

Abacus FCF ETF Trust
Additional Information (Unaudited)(Continued)
Donoghue Forlines Yield Enhanced Real Asset ETF

Securities	Outstanding Shares	Shares Voted	% Voted	Actual Vote	% Actual Vote	Broker Non-Vote	% Broker Non-Vote
Fund Total	1,550,000	1,248,706	80.56%	804,410	51.90%	444,296	28.66%

1. To elect three (3) Trustees to the Board

Director	For	% For	% For of O/S	Withhold	% Withhold	Withhold of O/S
1-1. David A. Kelly	1,244,757	99.68%	80.31%	3,948	0.32%	0.25%
1-2. Paul Hatch	1,248,706	100.00%	80.56%	0	0.00%	0.00%
1-3. Jay Jackson	1,248,706	100.00%	80.56%	0	0.00%	0.00%

2. To approve a new investment advisory agreement between the Trust, on behalf of Donoghue Forlines Yield Enhanced Real Asset ETF and FCF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
802,349	64.25%	51.76%	0	0.00%	0.00%	2,061	0.17%	0.13%	444,296	35.58%

3. To approve a new sub-advisory agreement between FCF and Donoghue Forlines LLC with respect to Donoghue Forlines Yield Enhanced Real Asset ETF

For	% For	% For of O/S	Against	Against	% Against of O/S	Abstain	% Abstain	% Abstain of O/S	Broker Non-Vote	% Broker Non-Vote
802,349	64.25%	51.76%	0	0.00%	0.00%	2,061	0.17%	0.13%	444,296	35.58%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
March 7, 2025, Consideration of the Renewal of the Investment Advisory Agreement for Abacus FCF Leaders ETF, Abacus FCF International Leaders ETF, Abacus Flexible Bond Leaders ETF, Abacus FCF Innovation Leaders ETF, and Abacus FCF Real Assets Leaders ETF
At a meeting held on March 7, 2025 (the “March 2025 Meeting”), the Board of Trustees (the “Board”) of Abacus FCF ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between Abacus FCF Advisors LLC (“Abacus FCF”) and the Trust, on behalf of Abacus FCF Leaders ETF (“ABFL”), Abacus FCF International Leaders ETF (“ABLG”), Abacus Flexible Bond Leaders ETF (formerly, Abacus Tactical High Yield ETF) (“ABXB”), Abacus FCF Innovation Leaders ETF (“ABOT”), and Abacus FCF Real Assets Leaders ETF (“ABLD” and, collectively with ABFL, ABLG, ABXB and ABOT, the “Renewal Funds” and, each, a “Renewal Fund”).
In evaluating the Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by Abacus FCF. The Board considered the following factors, among others, in connection with its renewal of the Advisory Agreement, as it pertained to each Renewal Fund: (1) the nature, extent, and quality of the services provided by Abacus FCF; (2) the investment performance of each Renewal Fund; (3) a comparison of fees and expenses of each Renewal Fund to its respective peer group (each, a “Peer Group”); (4) the profitability to Abacus FCF; (5) the extent to which economies of scale might be realized as each Renewal Fund grows; and (6) any ancillary benefits derived by Abacus FCF from its relationship with the Renewal Funds. The Board also considered the materials that they

46

Abacus FCF ETF Trust
Additional Information (Unaudited)(Continued)
had received at past meetings, including at routine quarterly meetings, relating to the nature, extent and quality of Abacus FCF’s services, including information concerning each Renewal Fund’s advisory fee, total expense ratio and performance.
In addition, prior to approving the Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of Abacus FCF. The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement for each Renewal Fund. The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of Abacus FCF, the compliance functions of Abacus FCF, and the financial condition of Abacus FCF. Further, the Board evaluated the integrity of Abacus FCF’s personnel, the stock selection models on which Abacus FCF relies in managing each Renewal Fund, and the management of each Renewal Fund’s investments in accordance with its stated investment objective and policies. The Board also considered that ABOT, ABXB and ABLD utilize index-based strategies pursuant to which Abacus FCF’s affiliate serves as index provider. The Board further considered the demonstrated ability of the portfolio management teams for each Renewal Fund to continue to manage each Renewal Fund’s investments in accordance with each Renewal Fund’s stated investment objective.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services supported renewal of the Advisory Agreement.
Performance
With respect to the performance of each Renewal Fund, the Board considered each Renewal Fund’s since inception, one-year, three-year and five-year performance, as applicable. In this regard, among other things, the Board considered each Renewal Fund’s total return compared to the total return of its benchmark index and Peer Group. The Board observed that ABFL had outperformed its Peer Group median and average total returns as well as its benchmark for the since inception, three-year and five-year periods but underperformed its Peer Group median and average total returns as well as its benchmark for the one-year period. The Board observed that ABLG had outperformed its benchmark for the five-year period, but underperformed its Peer Group median and average total returns for the since inception, one-year, three-year and five-year periods and its benchmark for the since inception, one-year and three-year periods. The Board considered, however, that ABLG has invested in accordance with its investment mandate to seek high-conviction exposure to companies with strong free cash flow return on invested capital and, therefore, has performed as expected.
The Board observed that ABXB had outperformed its benchmark for the since inception, one-year and three-year periods but underperformed its Peer Group median and average total returns for the same periods. The Board observed that ABOT had outperformed its Peer Group median and average total returns for the one-year and three-year periods but underperformed its Peer Group median and average total returns for the since inception period and outperformed its benchmark for the one-year period but underperformed its benchmark for the since inception and three-year periods. Finally, the Board observed that ABLD outperformed its Peer Group median and average total returns for the since inception and three-year periods and its benchmark for the since inception, one-year and three-year periods, but underperformed its Peer Group median and average total returns for the one-year period.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Renewal Fund’s investment performance supported renewal of the Advisory Agreement.
Comparative Fees and Expenses
The Board considered the fee structure of the Advisory Agreement with respect to each Renewal Fund. The Board also reviewed information compiled by the Renewal Funds’ administrator comparing each Renewal Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of each Renewal Fund’s respective Peer Group. The Board noted that ABOT’s management fee was above the median and average, but below the maximum, management fees of its Peer Group and that ABOT’s net expense ratio was below the median and average net expense ratios of its Peer

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Additional Information (Unaudited)(Continued)
Group. The Board noted that ABXB’s management fee and net expense ratio were below the median and average management fees and net expense ratios of its Peer Group. The Board noted that ABLD’s management fee was above the median and average, but below the maximum, management fees of its Peer Group and that ABLD’s net expense ratio was below the average but above the median net expense ratios of its Peer Group. Lastly, the Board noted that ABFL’s and ABLG’s management fees and net expense ratios were above the median and average, but below the maximum, management fees and net expense ratios of their respective Peer Groups. The Board also considered ABFL’s relative outperformance, and ABLG’s investment strategy, when considering their fees and expenses. Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that each Renewal Fund’s fees and expenses supported renewal of the Advisory Agreement.
Costs and Profitability
The Board also reviewed the compensation and benefits received by Abacus FCF from its relationships with the Renewal Funds. In this regard, the Board took into consideration that the advisory fee for each Renewal Fund was structured as a “unified fee,” pursuant to which Abacus FCF would pay all of the Funds’ expenses, except for the fee payment under the Advisory Agreement, payments under each Fund’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Renewal Fund may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that accrue to each Renewal Fund as a result of this fee structure. The Board noted that Abacus FCF is therefore contractually responsible for compensating the Trust’s other service providers and paying each Renewal Fund’s other expenses out of its own fees and resources.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the profitability analysis supported renewal of the Advisory Agreement.
Economies of Scale
The Board considered the information provided by Abacus FCF as to the extent to which economies of scale would be realized as a Renewal Fund grows and whether the anticipated fee levels reflect economies of scale for the benefit of shareholders. The Board noted that, because the advisory fee schedule for each Renewal Fund does not currently include breakpoints, any reduction in fixed costs associated with the management of a Renewal Fund would be enjoyed by Abacus FCF; however, the Board also noted that the unified fee structure provides a level of certainty in expenses for each Renewal Fund. Based on its review, the current asset levels of the Renewal Funds, and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the renewal of the Advisory Agreement at this time.
Ancillary Benefits
The Board then considered the extent to which Abacus FCF might derive ancillary (or fall-out) benefits as a result of their relationships with the Renewal Funds. For example, the Board noted that Abacus FCF may engage in soft dollar transactions in the future, although it does not currently plan to do so. The Board also noted that Abacus FCF may obtain a reputational benefit from the success of any Renewal Fund. Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the renewal of the Advisory Agreement.
Conclusion
Based on their review of the facts and circumstances related to the Advisory Agreement, the Trustees concluded that each Renewal Fund and its shareholders could benefit from Abacus FCF’s continued management. Thus, the Board determined that the renewal of the Advisory Agreement with respect to each Renewal Fund was appropriate and in the best interest of each Renewal Fund and its shareholders. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory arrangements for each Renewal Fund, as outlined in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

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Additional Information (Unaudited)(Continued)
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of each Renewal Fund.
January 15, 2025, Consideration of the Approval of a New Investment Advisory for Abacus FCF Small Cap Leaders ETF
At a meeting held on January 15, 2025 (the “January 2025 Meeting”), the Board of Trustees (the “Board”) of Abacus FCF ETF Trust (the “Trust”), including the Trustees of the Trust who were not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreement (the “New Advisory Agreement”) between Abacus FCF Advisors LLC (“Abacus FCF”) and the Trust, on behalf of Abacus FCF Small Cap Leaders ETF (“ABLS”).
In evaluating the Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials furnished by Abacus FCF. The Board considered the following factors, among others, in connection with its approval of the Advisory Agreement: (1) the nature, extent, and quality of the services proposed to be provided by Abacus FCF; (2) a comparison of the fees and expenses of ABLS to its peer group (the “Peer Group”); (3) the proposed profitability to Abacus FCF; (4) the extent to which economies of scale might be realized as ABLS grows; and (5) any ancillary benefits to be derived by Abacus FCF from its relationship with ABLS.
In addition, prior to approving the Advisory Agreement, the Independent Trustees met in executive session with counsel to the Independent Trustees without representatives of Abacus FCF. The Independent Trustees reviewed with counsel to the Independent Trustees the legal standards applicable to their consideration of the Advisory Agreement for ABLS. The Independent Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services to be provided by Abacus FCF with respect to ABLS, the Board reviewed the services proposed to be provided by Abacus FCF to ABLS. Among other things, the Board considered the quality of the services Abacus FCF has historically provided to the Trust, information provided by Abacus FCF regarding the proposed portfolio management personnel for ABLS, which the Board noted was the same portfolio management team on the other series of the Trust, and the financial condition of Abacus FCF. The Board also considered that ABLS would utilize an index-based strategy pursuant to which Abacus FCF’s affiliate would serve as index provider.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services proposed to be provided by Abacus FCF supported approval of the Advisory Agreement.
Comparative Fees and Expenses
The Board discussed the information provided by Abacus FCF on ABLS’s proposed investment advisory fee and expenses. The Board reviewed the advisory fee to be paid by ABLS and its anticipated expense ratio, and considered the fees and expenses paid by the funds comprising ABLS’s Peer Group. Specifically, the Board noted that ABLS’s proposed advisory fee and expense ratio were both higher than the median and average advisory fees and expense ratios of its Peer Group, but below the maximum. The Board also considered that ABLS will be subject to a fee waiver agreement to further reduce ABLS’s total expenses, and that ABLS would be continuing the performance of an existing separately managed account, which had relative outperformance compared to ABLS’s benchmark. Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ABLS’s proposed fee and expenses supported approval of the Advisory Agreement.
Costs and Profitability
The Board evaluated the compensation and benefits expected to be received by Abacus FCF from its relationship with ABLS, taking into account projections of Abacus FCF’s anticipated profitability at different asset levels. In this regard, the Board took into consideration that the advisory fee for ABLS was structured as a “unified fee,” pursuant to which Abacus FCF would pay all expenses of ABLS, except for the management fee, payments under ABLS’s Rule 12b-1 plan (if any), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including

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Additional Information (Unaudited)(Continued)
litigation to which the Trust or ABLS may be a party and indemnification of the Trustees and officers with respect thereto), and considered the benefits that would accrue to ABLS as a result of this fee structure. The Board noted that Abacus FCF would therefore be contractually responsible for compensating the Trust’s other service providers and paying ABLS’s other expenses out of its own fees and resources. The Board noted that, under the proposed Advisory Agreement, Abacus FCF would likely supplement a majority of the costs of operating ABLS for some period of time. The Board further considered that such costs would be even greater when factoring in the amount of the fee waiver agreement, thus resulting in an additional benefit to ABLS.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the estimated profits to be realized by Abacus FCF with respect to ABLS appeared to be reasonable and supported approval of the Advisory Agreement.
Economies of Scale
The Board considered the information provided by Abacus FCF as to the extent to which economies of scale may be realized as ABLS grows and whether the anticipated fee levels reflect economies of scale for the benefit of shareholders. The Board noted that, because the advisory fee schedule for ABLS did not currently include breakpoints, any reduction in fixed costs associated with the management of ABLS would be enjoyed by Abacus FCF; however, the Board also noted that the unified fee structure provides a level of certainty in expenses for ABLS. The Board then considered whether the proposed advisory fee rate for ABLS was reasonable in relation to the projected asset size of ABLS. The Board considered Abacus FCF’s views on its expectations for growth, noting that, initially, Abacus FCF did not anticipate any material economies of scale.
Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that the possibility of realizing future economies of scale was not a material factor in connection with the approval of the Advisory Agreement.
Ancillary Benefits
The Board then considered the extent to which Abacus FCF might derive ancillary (or fall-out) benefits as a result of their relationships with ABLS. For example, the Board noted that Abacus FCF may engage in soft dollar transactions in the future, although it does not currently plan to do so. The Board also noted that Abacus FCF may obtain a reputational benefit from the success of ABLS or the other series of the Trust. Based on its review and other considerations, the Board concluded, in the exercise of its reasonable business judgment, that ancillary benefits were not a material factor in connection with the approval of the Advisory Agreement.
Conclusion
Based on their review of the facts and circumstances related to the Advisory Agreement, the Trustees concluded that ABLS could benefit from Abacus FCF’s management. Thus, the Board determined that the approval of the Advisory Agreement with respect to ABLS was appropriate and in the best interest of ABLS. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. Based on their review, including consideration of each of the factors referenced above, the Trustees determined, in the exercise of their reasonable business judgment, that the advisory arrangement for ABLS, as outlined in the Advisory Agreement, was fair and reasonable in light of the services proposed to be performed, expenses to be incurred and such other matters as the Board considered relevant.
After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreement on behalf of ABLS.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Abacus FCF ETF Trust

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	10/2/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	10/3/25

By (Signature and Title)*	/s/ Vince Qijun Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date	10/2/25

* Print the name and title of each signing officer under his or her signature.